Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash	$ 157,413	$ 616,120		$ 0
Prepaid expenses and other current assets	199,068	590,883		2,049
Total Current Assets	356,481	1,207,003		2,049
Prepaid insurance, long-term	0	24,469		0
Deferred offering costs		0		595,599
Marketable securities held in Trust Account	85,132,545	239,149,736		0
TOTAL ASSETS	85,489,026	240,381,208		597,648
Current liabilities
Accounts payable and accrued expenses	824,979	30,348		0
Accrued interest payable – related party	41,773	0
Accrued offering costs	0	85,000		342,955
Advance from related party		$ 0		$ 240,554
Other Liability, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]		Related Party [Member]
Total Current Liabilities	866,752	$ 115,348		$ 583,509
Convertible note—related party	$ 1,653,337	$ 0
Notes Payable, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred legal fee	$ 2,440,000	$ 160,000		0
Deferred underwriting fee payable	8,050,000	8,050,000		0
Total Liabilities	13,010,089	8,325,348		583,509
Commitments and Contingencies (see Note 6)
Class A ordinary shares subject to possible redemption; $0.0001 par value; 7,894,801 and 23,000,000 shares issued and outstanding at redemption value of $10.78 and $10.40 per share as of September 30, 2023 and December 31, 2022, respectively	85,132,545	239,149,736		0
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0		0
Additional paid-in capital	0	0		24,425
Accumulated deficit	(12,654,183)	(7,094,451)		(10,861)
Total Shareholders' Deficit	(12,653,608)	(7,093,876)		14,139
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	85,489,026	240,381,208		597,648
Common Class A [Member]
Shareholders' Deficit
Ordinary Shares	0	0		0
Common Class B [Member]
Shareholders' Deficit
Ordinary Shares	$ 575	$ 575	[1]	$ 575	[1]

[1]	Included an aggregate of up to 750,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On November 17, 2021, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares for no consideration, thereby reducing the aggregate number of Founder Shares held by the Sponsor to 5,620,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the reverse share split on Founder Shares (see Note 5). On January 22, 2022, the underwriters fully exercised their over-allotment option resulting in no forfeiture of Class B ordinary shares.On January 22, 2022, the underwriters fully exercised their over-allotment option resulting in no forfeiture of Class B ordinary shares.